Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

12. LEASES

The Group has several operating leases for offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Effective on January 1, 2022, the Group adopted the new lease accounting standard using a modified retrospective transition method which allowed the Group not to recast comparative periods presented in its consolidated financial statements. In addition, the Group elected the package of practical expedients, which allowed the Group to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Group has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Group combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities as disclosed below and had no impact on accumulated deficit as of January 1, 2022. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

Supplemental balance sheet information related to operating leases was as follows:

	As of December 31, 2022,
	2022	2022
	RMB	US$
Right-of-use assets, net	7,213	1,046

Operating lease liabilities - current	784	114
Operating lease liabilities - non-current	6,515	945
Total operating lease liabilities	7,299	1,059

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2022:

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	7.42
Weighted average discount rate	4.35%

The following is a schedule of maturities of lease liabilities are as follows:

Twelve months ending December 31,	RMB
2023	1,080
2024	1,103
2025	1,127
2026	1,150
2027	1,173
2028	1,196
Thereafter	1,732
Total future minimum lease payments	8,561
Less: imputed interest	1,262
Total	7,299